Reverse Repurchase Agreements - Non Trading - Summary of Reverse Repurchase Agreements - Non Trading (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements-non trading	£ 21,127	£ 2,614
Agreements with banks [member]
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements-non trading	3,254	2,464
Agreements with customers [member]
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements-non trading	£ 17,873	£ 150